Loans and Allowance for Credit Losses [Text Block] (Tables)	6 Months Ended
Sep. 30, 2017
Text Block [Abstract]
Loans by Domicile and Industry of Borrower Segment Classification [Table Text Block]

	March 31, 2017	September 30, 2017
	(in millions)
Domestic:
Manufacturing	¥11,796,803	¥11,478,200
Construction	819,262	747,597
Real estate	11,622,372	11,628,219
Services	2,549,300	2,483,356
Wholesale and retail	7,970,579	8,111,508
Banks and other financial institutions(1)	5,223,906	4,928,322
Communication and information services	1,634,584	1,578,257
Other industries	8,898,712	8,653,551
Consumer	16,491,010	16,292,794

Total domestic	67,006,528	65,901,804

Foreign:
Governments and official institutions	1,037,795	1,132,064
Banks and other financial institutions(1)	13,844,964	14,333,357
Commercial and industrial	30,279,641	30,544,651
Other	6,334,551	6,603,552

Total foreign	51,496,951	52,613,624

Unearned income, unamortized premiums—net and deferred loan fees—net	(288,507)	(280,005)

Total(2)	¥118,214,972	¥118,235,423

Notes:	(1)	Loans to so-called “non-bank finance companies” are generally included in the “Banks and other financial institutions” category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
	(2)	The above table includes loans held for sale of ¥185,940 million at March 31, 2017 and ¥148,761 million at September 30, 2017, respectively.

Nonaccrual Loans by Class [Table Text Block]

	March 31, 2017	September 30, 2017
	(in millions)
Commercial
Domestic	¥471,148	¥464,509
Manufacturing	185,095	170,053
Construction	15,202	11,928
Real estate	44,374	36,058
Services	38,602	34,240
Wholesale and retail	131,213	121,408
Banks and other financial institutions	2,432	1,404
Communication and information services	18,685	22,673
Other industries	10,034	43,559
Consumer	25,511	23,186
Foreign-excluding MUAH and Krungsri	191,889	121,698
Residential	75,399	72,577
Card	61,424	61,350
MUAH	82,150	54,056
Krungsri	94,902	107,406

Total(1)	¥976,912	¥881,596

Note:	(1)

The above table does not include loans held for sale of nil and ¥8,549 million at March 31, 2017 and September 30, 2017, respectively, and loans acquired with deteriorated credit quality of ¥9,720 million and ¥8,281 million, at March 31, 2017 and September 30, 2017, respectively.

Impaired Loans by Class [Table Text Block]

	Recorded Loan Balance
At March 31, 2017:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses(1)	Total(2)	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥875,977	¥187,738	¥1,063,715	¥1,107,203	¥608,122
Manufacturing	555,009	39,587	594,596	602,038	411,787
Construction	15,007	9,068	24,075	24,907	9,107
Real estate	53,048	30,274	83,322	90,797	14,987
Services	48,304	23,162	71,466	78,097	31,074
Wholesale and retail	160,422	53,760	214,182	224,141	115,673
Banks and other financial institutions	1,836	607	2,443	2,443	1,674
Communication and information services	14,166	10,652	24,818	26,641	10,565
Other industries	10,714	5,806	16,520	17,403	7,226
Consumer	17,471	14,822	32,293	40,736	6,029
Foreign-excluding MUAH and Krungsri	262,887	23,019	285,906	309,975	164,682
Loans acquired with deteriorated credit quality	8,013	—	8,013	11,513	3,619
Residential	120,465	6,557	127,022	154,006	46,971
Card	71,849	462	72,311	80,392	20,523
MUAH	77,160	16,292	93,452	113,414	19,173
Krungsri	44,679	20,752	65,431	71,075	19,118

Total(3)	¥1,461,030	¥254,820	¥1,715,850	¥1,847,578	¥882,208

	Recorded Loan Balance
At September 30, 2017:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses(1)	Total(2)	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥798,605	¥174,397	¥973,002	¥1,011,187	¥481,924
Manufacturing	465,650	38,861	504,511	510,778	264,592
Construction	12,106	7,600	19,706	20,515	8,221
Real estate	48,164	25,540	73,704	79,420	12,289
Services	41,362	20,071	61,433	65,892	28,420
Wholesale and retail	149,155	50,112	199,267	209,028	107,728
Banks and other financial institutions	1,634	27	1,661	1,661	1,354
Communication and information services	19,999	8,254	28,253	29,661	16,303
Other industries	47,146	7,934	55,080	56,503	38,546
Consumer	13,389	15,998	29,387	37,729	4,471
Foreign-excluding MUAH and Krungsri	141,967	43,722	185,689	211,938	70,803
Loans acquired with deteriorated credit quality	9,703	—	9,703	17,683	3,939
Residential	113,729	6,130	119,859	145,237	26,785
Card	69,440	408	69,848	77,497	20,457
MUAH	50,796	29,304	80,100	92,992	9,957
Krungsri	56,160	21,949	78,109	85,136	28,412

Total(3)	¥1,240,400	¥275,910	¥1,516,310	¥1,641,670	¥642,277

Notes:	(1)

These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ effective interest rate, loans’ observable market price, or the fair value of the collateral if the loan is a collateral-dependent loan.

(2)	Included in impaired loans at March 31, 2017 and September 30, 2017 are accrual TDRs as follows: ¥688,746 million and ¥574,719 million—Commercial; ¥50,213 million and ¥45,957 million—Residential; ¥32,564 million and ¥30,467 million—Card; ¥24,708 million and ¥35,667 million—MUAH; and ¥23,588 million and ¥24,428 million—Krungsri, respectively.
(3)	In addition to impaired loans presented in the above table, there were impaired loans held for sale of ¥9,879 million and ¥21,585 million at March 31, 2017 and September 30, 2017, respectively.

Average Recorded Loan Balance and Recognized Interest Income on Impaired Loans by Class [Table Text Block]

	2016		2017
	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥999,938	¥6,238	¥952,510	¥4,830
Manufacturing	484,687	2,505	509,211	1,812
Construction	24,336	200	20,112	144
Real estate	100,849	726	77,940	574
Services	80,076	569	62,750	381
Wholesale and retail	217,657	1,469	190,328	1,109
Banks and other financial institutions	641	4	2,030	7
Communication and information services	25,560	264	24,872	192
Other industries	26,766	207	34,783	387
Consumer	39,366	294	30,484	224
Foreign-excluding MUAH and Krungsri	294,123	1,977	235,723	3,573
Loans acquired with deteriorated credit quality	11,051	371	8,817	563
Residential	137,247	971	123,441	846
Card	76,953	1,334	71,080	1,052
MUAH	43,181	467	64,293	898
Krungsri	47,091	1,549	71,176	1,788

Total	¥1,609,584	¥12,907	¥1,527,040	¥13,550

Roll-forward of Accrual TDRs and Other Impaired Loans [Table Text Block]

	2016	2017
	(in millions)
Accrual TDRs:
Balance at beginning of period	¥613,844	¥819,819
Additions (new accrual TDR status)(1)	358,224	65,483
Transfers to other impaired loans (including nonaccrual TDRs)	(28,876)	(16,624)
Loans sold	(1,594)	(16,776)
Principal payments and other	(115,714)	(140,664)

Balance at end of period(1)	¥825,884	¥711,238

Other impaired loans (including nonaccrual TDRs):
Balance at beginning of period	¥1,111,306	¥896,031
Additions (new other impaired loans (including nonaccrual TDRs) status)(1)(2)	196,443	145,885
Charge-off	(59,880)	(57,238)
Transfers to accrual TDRs	(312,649)	(20,000)
Loans sold	(12,951)	(22,482)
Principal payments and other	(167,508)	(137,124)

Balance at end of period(1)	¥754,761	¥805,072

Notes:	(1)	For the six months ended September 30, 2016, lease receivables of ¥51 million and ¥62 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥3,141 million and ¥772 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of September 30, 2016. For the six months ended September 30, 2017, lease receivables of ¥880 million and ¥70 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,644 million and ¥628 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of September 30, 2017.
	(2)	Included in the additions of other impaired loans for the six months ended September 30, 2016 and 2017 are nonaccrual TDRs as follows: ¥5,527 million and ¥6,489 million—Card; ¥13,967 million and ¥3,366 million—MUAH; and ¥3,484 million and ¥6,108 million—Krungsri, respectively.

TDRs by Class [Table Text Block]

	2016			2017
	Troubled Debt Restructurings		Troubled Debt Restructurings that Subsequently Defaulted	Troubled Debt Restructurings		Troubled Debt Restructurings that Subsequently Defaulted
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥279,767	¥279,767	¥2,790	¥28,645	¥28,603	¥2,996
Manufacturing	251,468	251,468	1,089	12,502	12,460	368
Construction	1,287	1,287	—	142	142	—
Real estate	4,796	4,796	—	1,107	1,107	10
Services	3,024	3,024	158	2,343	2,343	680
Wholesale and retail	15,046	15,046	1,510	9,889	9,889	1,778
Banks and other financial institutions	—	—	—	246	246	—
Communication and information services	2,001	2,001	—	1,072	1,072	135
Other industries	948	948	—	425	425	—
Consumer	1,197	1,197	33	919	919	25
Foreign-excluding MUAH and Krungsri	49,767	49,767	—	9,983	9,983	—
Loans acquired with deteriorated credit quality	1,030	1,030	—	—	—	—
Residential(1)(3)	7,160	7,160	78	5,459	5,459	124
Card(2)(3)	8,244	8,056	2,027	9,570	9,334	1,977
MUAH(2)(3)	21,721	21,608	1,641	18,878	18,878	2,331
Krungsri(2)(3)	13,927	13,927	1,198	9,856	9,856	1,735

Total	¥381,616	¥381,315	¥7,734	¥82,391	¥82,113	¥9,163

Notes:	(1)	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
	(2)	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans.
	(3)

For the six months ended September 30, 2016, extension of the stated maturity date of loans was the primary concession type in the Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card and Commercial segments and payment deferrals was the primary concession type in the MUAH segment.

For the six months ended September 30, 2017, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential, MUAH and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segments.

Outstanding Recorded Investment Balances of TDRs by Class [Table Text Block]

	March 31, 2017	September 30, 2017
	(in millions)
Commercial(1)
Domestic	¥592,578	¥508,498
Manufacturing	409,500	334,467
Construction	8,881	7,778
Real estate	38,953	37,645
Services	32,864	27,192
Wholesale and retail	82,968	77,857
Banks and other financial institutions	11	256
Communication and information services	6,133	5,580
Other industries	6,486	11,523
Consumer	6,782	6,200
Foreign-excluding MUAH and Krungsri	96,168	66,221
Residential(1)	50,213	45,957
Card(2)	72,311	69,848
MUAH(2)	69,830	66,593
Krungsri(2)	46,651	52,308

Total	¥927,751	¥809,425

Notes:	(1)	TDRs for the Commercial and Residential segments include accruing loans and do not include nonaccrual loans.
	(2)	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans. Included in the outstanding recorded investment balances as of March 31, 2017 and September 30, 2017 are nonaccrual TDRs as follows: ¥39,747 million and ¥39,381 million—Card; ¥45,122 million and ¥30,926 million—MUAH; and ¥18,998 million and ¥23,236 million—Krungsri, respectively.

Credit Quality Indicators of Loans by Class [Table Text Block]

At March 31, 2017:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥49,572,413	¥2,161,965	¥296,961	¥52,031,339
Manufacturing	10,882,533	821,062	65,112	11,768,707
Construction	753,879	53,255	11,550	818,684
Real estate	11,137,637	352,785	42,382	11,532,804
Services	2,267,272	237,067	31,202	2,535,541
Wholesale and retail	7,403,680	462,577	98,423	7,964,680
Banks and other financial institutions	5,207,774	14,341	892	5,223,007
Communication and information services	1,573,518	45,342	15,357	1,634,217
Other industries	8,725,914	125,725	8,086	8,859,725
Consumer	1,620,206	49,811	23,957	1,693,974
Foreign-excluding MUAH and Krungsri	36,134,401	971,228	189,599	37,295,228
Loans acquired with deteriorated credit quality	16,503	12,572	5,065	34,140

Total	¥85,723,317	¥3,145,765	¥491,625	¥89,360,707

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥14,256,263	¥76,185	¥14,332,448
Card	¥531,331	¥61,822	¥593,153

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
MUAH	¥3,837,763	¥22,949	¥4,879,158	¥133,032	¥151,553	¥9,024,455

	Normal	Special Mention	Substandard or Doubtful or Doubtful of Loss	Total(1)
	(in millions)
Krungsri	¥4,672,435	¥195,472	¥98,335	¥4,966,242

At September 30, 2017:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥48,998,517	¥1,832,425	¥314,006	¥51,144,948
Manufacturing	10,741,717	655,748	63,955	11,461,420
Construction	687,938	48,890	10,203	747,031
Real estate	11,198,972	309,827	35,400	11,544,199
Services	2,246,457	198,002	27,211	2,471,670
Wholesale and retail	7,596,267	408,725	89,977	8,094,969
Banks and other financial institutions	4,915,187	11,632	1,404	4,928,223
Communication and information services	1,513,008	44,328	20,585	1,577,921
Other industries	8,497,806	110,830	42,539	8,651,175
Consumer	1,601,165	44,443	22,732	1,668,340
Foreign-excluding MUAH and Krungsri	37,670,119	739,011	118,760	38,527,890
Loans acquired with deteriorated credit quality	14,230	12,576	4,721	31,527

Total	¥86,682,866	¥2,584,012	¥437,487	¥89,704,365

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥14,081,156	¥70,189	¥14,151,345
Card	¥530,913	¥61,725	¥592,638

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
MUAH	¥3,963,344	¥17,136	¥4,612,200	¥74,704	¥133,840	¥8,801,224

	Normal	Special Mention	Substandard or Doubtful or Doubtful of Loss	Total(1)
	(in millions)
Krungsri	¥4,820,843	¥185,274	¥109,834	¥5,115,951

Notes:	(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
	(2)	Total loans of MUAH do not include Federal Deposit Insurance Corporation (“FDIC”) covered loans and small business loans which are not individually rated totaling ¥40,534 million and ¥1,144 million at March 31, 2017 and September 30, 2017, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.

Ages of Past Due Loans by Class [Table Text Block]

At March 31, 2017:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment > 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥12,410	¥19,468	¥31,878	¥51,999,461	¥52,031,339	¥5,817
Manufacturing	1,427	1,671	3,098	11,765,609	11,768,707	20
Construction	281	235	516	818,168	818,684	—
Real estate	2,655	5,058	7,713	11,525,091	11,532,804	1,542
Services	1,294	3,225	4,519	2,531,022	2,535,541	4
Wholesale and retail	1,932	1,883	3,815	7,960,865	7,964,680	149
Banks and other financial institutions	3	21	24	5,222,983	5,223,007	—
Communication and information services	583	216	799	1,633,418	1,634,217	—
Other industries	337	99	436	8,859,289	8,859,725	—
Consumer	3,898	7,060	10,958	1,683,016	1,693,974	4,102
Foreign-excluding MUAH and Krungsri	5,268	50,105	55,373	37,239,855	37,295,228	2,244
Residential	78,227	42,335	120,562	14,202,076	14,322,638	31,382
Card	17,490	31,298	48,788	533,484	582,272	—
MUAH	25,162	14,212	39,374	8,998,049	9,037,423	1,165
Krungsri	103,055	73,261	176,316	4,780,709	4,957,025	—

Total	¥241,612	¥230,679	¥472,291	¥117,753,634	¥118,225,925	¥40,608

At September 30, 2017:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment > 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥10,742	¥19,953	¥30,695	¥51,114,253	¥51,144,948	¥5,487
Manufacturing	1,370	1,724	3,094	11,458,326	11,461,420	—
Construction	639	272	911	746,120	747,031	—
Real estate	1,385	3,963	5,348	11,538,851	11,544,199	1,665
Services	1,410	948	2,358	2,469,312	2,471,670	68
Wholesale and retail	1,737	4,687	6,424	8,088,545	8,094,969	78
Banks and other financial institutions	—	52	52	4,928,171	4,928,223	31
Communication and information services	740	426	1,166	1,576,755	1,577,921	—
Other industries	116	1,674	1,790	8,649,385	8,651,175	—
Consumer	3,345	6,207	9,552	1,658,788	1,668,340	3,645
Foreign-excluding MUAH and Krungsri	16,279	21,394	37,673	38,490,217	38,527,890	—
Residential	76,176	35,200	111,376	14,030,372	14,141,748	25,813
Card	17,357	31,382	48,739	533,271	582,010	—
MUAH	24,640	13,552	38,192	8,745,243	8,783,435	1,792
Krungsri	100,176	77,876	178,052	4,930,290	5,108,342	—

Total	¥245,370	¥199,357	¥444,727	¥117,843,646	¥118,288,373	¥33,092

Notes:	(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
	(2)	Total loans of MUAH do not include ¥438 million and nil of FDIC covered loans at March 31, 2017 and September 30, 2017, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.

Changes in Allowance for Credit Losses by Portfolio Segment [Table Text Block]

Six months ended September 30, 2016:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period	¥816,559	¥58,598	¥31,187	¥108,454	¥96,332	¥1,111,130
Provision (credit) for credit losses	(94,482)	480	6,492	1,526	27,303	(58,681)
Charge-offs	55,096	3,351	8,050	12,077	23,007	101,581
Recoveries	9,758	941	1,208	736	6,630	19,273

Net charge-offs	45,338	2,410	6,842	11,341	16,377	82,308
Others(1)	(17,485)	1	—	(14,737)	(12,442)	(44,663)

Balance at end of period	¥659,254	¥56,669	¥30,837	¥83,902	¥94,816	¥925,478

Six months ended September 30, 2017:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period	¥900,686	¥67,336	¥30,165	¥73,733	¥110,268	¥1,182,188
Provision (credit) for credit losses	(207,025)	(16,024)	10,669	(5,882)	31,694	(186,568)
Charge-offs	55,204	2,238	11,047	9,241	26,274	104,004
Recoveries	12,376	666	695	1,547	8,372	23,656

Net charge-offs	42,828	1,572	10,352	7,694	17,902	80,348
Others(1)	1,709	—	—	(2,679)	1,879	909

Balance at end of period	¥652,542	49,740	¥30,482	¥57,478	¥125,939	¥916,181

Note:	(1)	Others are principally comprised of gains or losses from foreign exchange translation.

Allowance for Credit Losses and Recorded Investment in Loans by Portfolio Segment [Table Text Block]

At March 31, 2017:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥772,804	¥46,520	¥20,523	¥19,174	¥19,035	¥878,056
Collectively evaluated for impairment	115,489	19,255	9,632	54,096	91,137	289,609
Loans acquired with deteriorated credit quality	12,393	1,561	10	463	96	14,523

Total	¥900,686	¥67,336	¥30,165	¥73,733	¥110,268	¥1,182,188

Loans:
Individually evaluated for impairment	¥1,349,621	¥125,611	¥71,879	¥93,452	¥65,028	¥1,705,591
Collectively evaluated for impairment	87,976,946	14,197,027	510,393	8,944,409	4,891,997	116,520,772
Loans acquired with deteriorated credit quality	34,140	9,810	10,881	27,128	9,217	91,176

Total(1)	¥89,360,707	¥14,332,448	¥593,153	¥9,064,989	¥4,966,242	¥118,317,539

At September 30, 2017:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥552,727	¥26,412	¥20,457	¥9,957	¥28,345	¥637,898
Collectively evaluated for impairment	86,373	21,702	10,010	47,063	97,524	262,672
Loans acquired with deteriorated credit quality	13,442	1,626	15	458	70	15,611

Total	¥652,542	¥49,740	¥30,482	¥57,478	¥125,939	¥916,181

Loans:
Individually evaluated for impairment	¥1,158,691	¥118,536	¥69,415	¥80,100	¥77,829	¥1,504,571
Collectively evaluated for impairment	88,514,147	14,023,212	512,595	8,703,335	5,030,513	116,783,802
Loans acquired with deteriorated credit quality	31,527	9,597	10,628	18,933	7,609	78,294

Total(1)	¥89,704,365	¥14,151,345	¥592,638	¥8,802,368	¥5,115,951	¥118,366,667

Note:	(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.